Other Taxes Payable (Tables)	6 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
Schedule of other taxes payable
	December 31, 2020	June 30, 2021

VAT payable	$5,377	$9,218
Income tax payable	1,930	-
Business tax payable	561	490
Others	26	15
	$7,894	$9,723